Mortgage Notes Payable Schedule of Aggregate Principal Payments On Mortgage Notes (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Notes Payable [Abstract]
Schedule of Aggregate Principal Payments On Mortgage Notes [Table Text Block]
Contractual aggregate principal payments of mortgage notes payable at December 31, 2013 are as follows:

Principal Payments
(in thousands)
2014	$87,759
2015	26,182
2016	608,879
2017	2,821,750
2018	18,633
Thereafter	695,327

Total aggregate principal payments	4,258,530
Unamortized balance of historical fair value adjustments	191,204

Total carrying value of mortgage notes payable	$4,449,734